Supplement to the
Fidelity® International Small Cap Opportunities Fund
December 30, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jed Weiss (Co-Portfolio Manager) has managed the fund since 2008.
Patrick Drouot (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces similar information for FMR UK found in the "Fund Management" section under the "Sub-Adviser(s)" heading.
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for the fund.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Patrick Drouot is Co-Portfolio Manager of Fidelity® International Small Cap Opportunities Fund, which he has managed since 2025. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.
Jed Weiss is Co-Portfolio Manager of Fidelity® International Small Cap Opportunities Fund, which he has managed since 2008. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Weiss has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2017).
ILS-PSTK-0525-114 1.824655.114	May 12, 2025
Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jed Weiss (Co-Portfolio Manager) has managed the fund since 2008.
Patrick Drouot (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces similar information for FMR UK found in the "Fund Management" section under the "Sub-Adviser(s)" heading.
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for the fund.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Patrick Drouot is Co-Portfolio Manager of Fidelity® International Small Cap Opportunities Fund, which he has managed since 2025. Since joining Fidelity Investments in 2006, Mr. Drouot has worked as an equity research associate and portfolio manager.
Jed Weiss is Co-Portfolio Manager of Fidelity® International Small Cap Opportunities Fund, which he has managed since 2008. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Weiss has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2017).
AILS-PSTK-0525-127 1.820236.127	May 12, 2025